Income taxes - Components of Income before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 2,965	$ 2,698	$ 3,516
Foreign	1,683	1,770	2,071
Income before income taxes	$ 4,648	$ 4,468	$ 5,587